SHARE CAPITAL (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Capital
Number of Common Shares at Beginning	812,429,995	678,981,882
Shares issued for cash-total	11,042,862	110,023,950
Other share issue proceeds-total	128,052	13,996,486
Share option exercises	2,169,681	8,451,848
Share purchase warrant exercises, shares		5,500
Share unit exercises-transfer from contributed surplus	555,002	970,329
Total number of shares issued for cash	13,895,597	133,448,113
Number of Common Shares at Ending	826,325,592	812,429,995
Beginning, amount	$ 1,517,029	$ 1,366,710
Shares issued for cash-total	20,200	144,214
Less: share issue costs	(599)
Less: allocation to share purchase warrants liability (note 15)		(13,234)
Unit issue costs-total		(8,584)
Less: allocation to share purchase warrants issue expense	0	791
Other share issue proceeds-total	219	19,889
Less: other share issue costs	(50)	(1,798)
Share option exercises	1,459	6,300
Share purchase warrant exercises, value	0	14
Share option exercises-transfer from contributed surplus		2,157
Share units exercised-transfer from contributed surplus	401
Share option exercises-transfer from contributed surplus	550
Share unit exercises-transfer from contributed surplus		566
Share purchase warrant exercises-warrant liability settled		4
Total share capital amount	22,180	150,319
Ending, amount	$ 1,539,209	$ 1,517,029